Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Group's Intangible Assets
The following table summarizes the Group’s intangible assets:

	December 31,
	2018	2019
	RMB	RMB
Gross carrying amount
License	32,000	32,000
Copyrights of video content	20,922	30,021
Domain names	5,120	5,120
Software	2,038	3,125
Trademark	1,132	1,132

Total of gross carrying amount	61,212	71,398

Less: accumulated amortization
License	(1,422)	(3,556)
Copyrights of video content	(5,180)	(17,689)
Domain names	(1,271)	(1,613)
Software	(888)	(2,756)
Trademark	(472)	(699)

Total accumulated amortization	(9,233)	(26,313)

Intangible assets, net	51,979	45,085

Schedule of Estimated Amortization Expenses
As of December 31, 2019, intangible assets amortization expense for future years is expected to be as follows:

Year ended December 31,	Amortization expense of intangible assets
RMB
2020	12,771
2021	5,235
2022	2,536
2023	2,490
2024	2,475

Schedule of Weighted Average Amortization Periods of Intangible Assets
The weighted average amortization periods of intangible assets as of December 31, 2018 and 2019 are as below:

December 31,
	2018	2019
License	15 years	15 years
Copyrights of video content	2 years	2 years
Domain names	15 years	15 years
Software	1 year	1 year
Trademark	5 years	5 years